Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Prod. Entitlements	Infrastructure	Total Payments
Total	$ 518,223	$ 1,140,596	$ 19,976	$ 162,430	$ 733	$ 1,841,958
UNITED STATES | United States Federal Government (US) [Member]
Total	510,756	1,131,112	11,252		$ 733
TRINIDAD AND TOBAGO | National Government of Trinidad & Tobago (TT) [Member]
Total	7,337	$ 9,484	$ 8,724	$ 162,430
TRINIDAD AND TOBAGO | National Government of Australia (AU) [Member]
Total	$ 130